RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

10. RELATED PARTY TRANSACTIONS AND BALANCES

As stated in Note 6, for the six months ended March 31, 2021 and 2022, the Group issued convertible notes in exchange for cash of $12,880 (RMB 84,638) and $2,813 (RMB 17,832), respectively, to Key Space (S) Pte Ltd (“Key Space”), an entity controlled by certain shareholders of the Group.

Among the convertible notes issued in the six months ended March 31, 2021, $3,826 and $9,054 are subject to interest rate of 15% per annum and 17% per annum, respectively. Among the convertible notes issued in the six months ended March 31, 2022, $835 and $1,978 are subject to interest rate of 15% per annum and 17% per annum, respectively. For the six months ended March 31, 2021 and 2022, the Group accrued interest expenses of RMB 21,983 and RMB 26,870 on the convertible notes.